Note 13 - Options - Schedule of Options Outstanding and Exercisable (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Range of Exercise Price, Upper (in dollars per share)		$ 195
Options Outstanding (in shares)	650,708	590,991	541,187	459,524
Weighted Average Remaining Contractual Life (Year)	7 years 7 months 6 days	8 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 4.64	$ 4.53	$ 6.77	$ 8.7
Options Exercisable (in shares)		160,199
Weighted Average Exercise Price Exercisable (in dollars per share)		$ 5.02